VIRTUS AllianzGI Global Sustainability Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—94.1%
Australia—2.1%
CSL Ltd.	13,725	$ 2,903
Denmark—2.0%
Novo Nordisk A/S Class B	23,806	2,679
Finland—3.1%
Stora Enso Oyj Class R	226,440	4,161
France—2.3%
Bureau Veritas S.A.	42,091	1,399
Kering S.A.	2,053	1,652
		3,051

Germany—5.1%
adidas AG	8,372	2,414
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	8,346	2,475
SAP SE	14,573	2,072
		6,961

Hong Kong—0.9%
AIA Group Ltd.	125,000	1,260
Ireland—2.2%
Kingspan Group plc	24,465	2,925
Japan—5.7%
Daikin Industries Ltd.	14,400	3,266
Keyence Corp.	7,000	4,398
		7,664

Netherlands—2.5%
ASML Holding N.V.	4,284	3,447
South Korea—1.5%
Samsung Electronics Co., Ltd. Registered Shares GDR	1,267	2,089
Spain—1.8%
Industria de Diseno Textil S.A.	76,016	2,469
Sweden—4.2%
Assa Abloy AB Class B	92,325	2,822
Atlas Copco AB Class A	40,760	2,823
		5,645

	Shares	Value

Switzerland—6.4%
Nestle S.A. Registered Shares	26,018	$ 3,639
Roche Holding AG	7,413	3,084
UBS Group AG Registered Shares	110,234	1,986
		8,709

United Kingdom—7.1%
AstraZeneca plc	21,453	2,520
Prudential plc	94,390	1,628
Royal Dutch Shell plc Class B	172,883	3,796
Unilever plc	32,611	1,742
		9,686

United States—47.2%
AbbVie, Inc.	14,898	2,017
Accenture plc Class A	10,580	4,386
Adobe, Inc. (1)	7,010	3,975
Agilent Technologies, Inc.	13,165	2,102
American Express Co.	20,523	3,358
Apple, Inc.	25,600	4,546
Applied Materials, Inc.	29,373	4,622
Avantor, Inc.(1)	54,008	2,276
CME Group, Inc. Class A	8,025	1,833
Estee Lauder Cos., Inc. (The) Class A	8,280	3,065
International Flavors & Fragrances, Inc.	14,142	2,131
Intuit, Inc.	9,863	6,344
Johnson & Johnson	8,264	1,414
Microsoft Corp.	15,605	5,248
S&P Global, Inc.	9,654	4,556
UnitedHealth Group, Inc.	11,324	5,686
Visa, Inc. Class A	24,468	5,302
Xylem, Inc.	10,703	1,284
		64,145

Total Common Stocks (Identified Cost $87,957)		127,794

Total Long-Term Investments—94.1% (Identified Cost $87,957)		127,794

	Shares	Value

Short-Term Investment—5.7%
Money Market Mutual Fund—5.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	7,770,051	$ 7,770
Total Short-Term Investment (Identified Cost $7,770)		7,770

TOTAL INVESTMENTS—99.8% (Identified Cost $95,727)		$135,564
Other assets and liabilities, net—0.2%		329
NET ASSETS—100.0%		$135,893

Abbreviations:
GDR	Global Depositary Receipt
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	53%
United Kingdom	7
Switzerland	6
Japan	6
Germany	5
Sweden	4
Finland	3
Other	16
Total	100%
† % of total investments as of December 31, 2021.
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Sustainability Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$127,794	$127,794
Money Market Mutual Fund	7,770	7,770
Total Investments	$135,564	$135,564
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI GLOBAL SUSTAINABILITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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